Right-of use assets - Summary of Right To Use Of Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 138,439
Transferred from construction in progress (Note 20)	5,777	¥ 515
Ending balance	131,954	138,439
Ending balance, Adjusted	131,954	138,439
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	225,423	230,969
Additions	6,102	5,273
Transferred from construction in progress (Note 20)	5,777	515
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(7,278)	(2,761)
Transferred to assets held for sale		(1,582)
- disposals	(2,387)	(6,991)
- disposal of subsidiaries (Note 19(d))	(124)
Transferred from right-of-use assets to investment properties (Note 19)	(19)
Ending balance	227,494	225,423
Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	86,984	79,904
Amortization charge for the year	15,067	14,888
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(3,738)	(1,202)
Transferred to assets held for sale		(616)
- disposals	(2,327)	(6,893)
- disposal of subsidiaries (Note 19(d))	(49)
Provision for impairment losses (Note 19(a))	33	1,585
Transferred from right-of-use assets to investment properties (Note 19)	(1)
Impairment losses transferred to assets held for sale		(682)
Impairment losses transferred to property, plant and equipment (Note 19)	(429)
Ending balance	95,540	86,984
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance, Adjusted	531	860
Others [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,134	765
Additions	11	243
Transferred from construction in progress (Note 20)	71	152
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(246)	0
Transferred to assets held for sale		0
- disposals	(145)	(26)
- disposal of subsidiaries (Note 19(d))	(64)
Transferred from right-of-use assets to investment properties (Note 19)	0
Ending balance	761	1,134
Others [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	274	117
Amortization charge for the year	190	178
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(58)	0
Transferred to assets held for sale		0
- disposals	(145)	(21)
- disposal of subsidiaries (Note 19(d))	(31)
Provision for impairment losses (Note 19(a))	0	0
Transferred from right-of-use assets to investment properties (Note 19)	0
Impairment losses transferred to assets held for sale		0
Impairment losses transferred to property, plant and equipment (Note 19)	0
Ending balance	230	274
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance, Adjusted	5,481	5,723
Land use rights [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,810	6,481
Additions	12	343
Transferred from construction in progress (Note 20)	0	61
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	0	0
Transferred to assets held for sale		0
- disposals	(53)	(75)
- disposal of subsidiaries (Note 19(d))	(47)
Transferred from right-of-use assets to investment properties (Note 19)	(19)
Ending balance	6,703	6,810
Land use rights [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,087	947
Amortization charge for the year	173	140
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	0	0
Transferred to assets held for sale		0
- disposals	(25)	0
- disposal of subsidiaries (Note 19(d))	(12)
Provision for impairment losses (Note 19(a))	0	0
Transferred from right-of-use assets to investment properties (Note 19)	(1)
Impairment losses transferred to assets held for sale		0
Impairment losses transferred to property, plant and equipment (Note 19)	0
Ending balance	1,222	1,087
Aircraft and engines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance, Adjusted	124,584	130,114
Aircraft and engines [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	214,194	220,701
Additions	5,500	3,493
Transferred from construction in progress (Note 20)	5,706	302
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(7,032)	(2,761)
Transferred to assets held for sale		(1,582)
- disposals	(1,607)	(5,959)
- disposal of subsidiaries (Note 19(d))	0
Transferred from right-of-use assets to investment properties (Note 19)	0
Ending balance	216,761	214,194
Aircraft and engines [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	84,080	77,338
Amortization charge for the year	13,767	13,616
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(3,680)	(1,202)
Transferred to assets held for sale		(616)
- disposals	(1,594)	(5,959)
- disposal of subsidiaries (Note 19(d))	0
Provision for impairment losses (Note 19(a))	33	1,585
Transferred from right-of-use assets to investment properties (Note 19)	0
Impairment losses transferred to assets held for sale		(682)
Impairment losses transferred to property, plant and equipment (Note 19)	(429)
Ending balance	92,177	84,080
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance, Adjusted	1,358	1,742
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,285	3,022
Additions	579	1,194
Transferred from construction in progress (Note 20)	0	0
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	0	0
Transferred to assets held for sale		0
- disposals	(582)	(931)
- disposal of subsidiaries (Note 19(d))	(13)
Transferred from right-of-use assets to investment properties (Note 19)	0
Ending balance	3,269	3,285
Buildings [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,543	1,502
Amortization charge for the year	937	954
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	0	0
Transferred to assets held for sale		0
- disposals	(563)	(913)
- disposal of subsidiaries (Note 19(d))	(6)
Provision for impairment losses (Note 19(a))	0	0
Transferred from right-of-use assets to investment properties (Note 19)	0
Impairment losses transferred to assets held for sale		0
Impairment losses transferred to property, plant and equipment (Note 19)	0
Ending balance	¥ 1,911	¥ 1,543